TAXATION (Details 5) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXATION
Aggregate effect	69,818	63,361	57,889
Basic net income per share effect (in CNY per share)	1.19	1.08	1.01
Diluted net income per share effect (in CNY per share)	1.17	1.05	0.97